Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2022
Net Fee And Commission Income [Abstract]
Schedule of fee and commission income

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m	Half-year to 31 Dec 2021 £m

Fee and commission income:
Current accounts	330	312	326
Credit and debit card fees	561	384	499
Commercial banking and treasury fees	179	215	198
Unit trust and insurance broking	47	58	55
Factoring	40	38	38
Other fees and commissions	251	287	198
Total fee and commission income	1,408	1,294	1,314
Fee and commission expense	(662)	(601)	(584)
Net fee and commission income	746	693	730